SHARE-BASED PAYMENTS - (Narrative) (Details) $ / shares in Units, $ in Thousands											12 Months Ended
	Dec. 19, 2019 USD ($) employee shares	Nov. 15, 2019 USD ($) employee $ / shares shares	Jun. 28, 2019 USD ($) employee shares	Jun. 11, 2019 USD ($) $ / shares shares	Jun. 07, 2019 $ / shares shares	Apr. 24, 2019 employee shares	Aug. 29, 2017 USD ($) employee $ / shares shares	Jun. 04, 2015	Aug. 04, 2010	Sep. 01, 1999	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) employee shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees | employee												10
Granted												518,175
Number of restricted shares				1,029,437
Total incremental share-based compensation | $											$ 8,820	$ 14,082	$ 7,218
Incremental share based compensation | $												$ 2,764
Total unamortized share-based compensation | $											13,314
Intrinsic value of options exercised | $											64		$ 3,979	$ 2,953
Unrecognized share-based compensation | $											$ 13,314
Unrecognized share-based compensation, vesting period											1 year 6 months 7 days
Dividend yield											0.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares											626,534	1,066,635
Total unamortized share-based compensation | $											$ 5,033
Unrecognized share-based compensation | $											$ 5,033
Unrecognized share-based compensation, vesting period											1 year 8 months 1 day
Intrinsic value of restricted shares vested | $											$ 668
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees | employee		307
Outstanding		5,991,867		7,357,154
Granted				6,773,143
Exercise Price | $ / shares		$ 1.99
Total incremental share-based compensation | $		$ 9,146									$ 1,069
Employee Stock Option [Member] | Vesting at modification day
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional vesting period		1 year
Employee Stock Option [Member] | Expected to vest on or before November 14, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional vesting period		1 year
China Index Holdings Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares				97,849
China Index Holdings Limited [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares											563,727
China Index Holdings Limited [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				584,011
Exercise Price | $ / shares				$ 0.001
Total incremental share-based compensation | $				$ 848							$ 589
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares				931,588
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Period												9 years
Maximum | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price | $ / shares		$ 30.0
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Period												2 days
Minimum | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price | $ / shares		$ 5.0
Stock Related Award Incentive Plan Of 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees								1.50%
Vesting period								4 years
Contractual term								P10Y
The 2017 Replacement Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							4 years
Number of employees | employee							200
Percent of awards to vest							25.00%
Total incremental share-based compensation | $							$ 12,537
Total unamortized share-based compensation | $							7,447
Unrecognized share-based compensation | $							$ 7,447
The 2017 Replacement Date [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Replaced							1,224,694
The 2017 Replacement Date [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted							1,377,730
Replaced							153,036
Exercise Price | $ / shares							$ 18.1
The 2017 Replacement Date [Member] | Maximum | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price | $ / shares							30.0
The 2017 Replacement Date [Member] | Minimum | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price | $ / shares							$ 27.2
The 2018 Replacement Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees | employee												5
Total incremental share-based compensation | $												$ 619
The 2018 Replacement Date [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted												252,500
Replaced												252,500
Stock Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees									10.00%
Vesting period									4 years
Contractual term									P10Y
Stock Plan 1999 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees										12.00%
Return Period of Awards in case of cessation of employment and violation of certain provisions										2 years
Stock Plan 1999 [Member] | Options Expiring September 2019 and March 2020 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees | employee						2
Granted						119,920
Total incremental share-based compensation | $											18,000
Stock Plan 1999 [Member] | Option Expiring July 2020 And March 2021 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees | employee			2
Granted			119,920
Total incremental share-based compensation | $			$ 13,000
Stock Plan 1999 [Member] | Option Expiring December 2029 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees | employee	2
Granted	225,000
Total incremental share-based compensation | $	$ 793										$ 26
Stock Plan 1999 [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period										4 years
Expiration Period										15 years
Stock Plan 1999 [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period										3 years
Expiration Period										10 years
Stock Plan 2015 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
Contractual term					P10Y
Granted					1,423,337
Exercise Price | $ / shares					$ 5.85
Percent of awards to vest					25.00%